Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax

The components of income (loss) before income tax are as follows:

	For the year ended December 31,
	2020	2021	2022

	(in thousands)
Domestic	$(2,936)	$(24,299)	$(53,885)
Foreign	2,396	2,081	3,603
Loss before income tax expense	$(540)	$(22,218)	$(50,282)

Schedule of major components of income tax provision (benefit)

Major components of income tax provision (benefit) are as follows:

	For the year ended December 31,
	2020	2021	2022

	(in thousands)
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	799
Total current	$—	$—	$799
Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—
Total income tax expense	$—	$—	$799

Schedule of income tax provision differs from the amounts computed by applying the U.S. federal income tax rate to pretax loss

	For the year ended December 31,
	2020	2021	2022

	(in thousands)
U.S. federal tax (expense) benefit at statutory rate	0.0%	0.0%	21.0%
State tax, net of federal benefit	0.0%	0.0%	0.8%
Foreign rate differential	0.0%	0.0%	(1.6)%
Net impact of noncontrolling interest and non-partnership operations on partnership outside basis	0.0%	0.0%	(11.2)%
Change in valuation allowance	0.0%	0.0%	(10.6)%
Total income tax expense	0.0%	0.0%	(1.6)%

Schedule of temporary differences that give rise to significant portions of the deferred tax assets and liabilities

	For the year ended December 31,
	2021	2022

	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$24,501
Investment in Inspirato LLC	—	7,514
Start-up Costs	—	1,161
Total Deferred tax assets	$—	$33,176
Deferred tax liabilities:
Investment in Inspirato LLC	$—	$—
Total deferred tax liabilities	$—	$—
Valuation allowance	—	(33,176)
Net deferred tax assets	$—	$—